Note 3 - Pro Forma Financial Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($) $ / shares shares
Revenues | $	$ 219,913
Net income | $	$ 11,034
Basic earnings per share (in dollars per share) | $ / shares	$ 0.24
Basic weighted average number of common shares outstanding (in shares) | shares	46,717,359
Diluted earnings per share (in dollars per share) | $ / shares	$ 0.23
Diluted weighted average number of common and common equivalent shares outstanding (in shares) | shares	48,368,365